Stock Options (Details 2)	12 Months Ended
Oct. 31, 2019 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock Options Outstanding	650,000
Remaining Contractual Life (Years)	2 years 1 month 24 days
Options [Member] | Exercise Prices 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.44
Stock Options Outstanding	150,000
Remaining Contractual Life (Years)	2 years 29 days
Expiry Date	Nov. 30, 2021
Options [Member] | Exercise Prices 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.44
Stock Options Outstanding	500,000
Remaining Contractual Life (Years)	2 years 2 months 1 day
Expiry Date	Jan. 01, 2022